SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
Disclosure of interests in subsidiaries
The following provides information about our partnership’s material or significant wholly-owned subsidiaries as of December 31, 2024 and 2023:

			Ownership interest (%)
		Country of incorporation
Defined Name	Name of entity		2024	2023
Transport
Australian rail operation	Arc Infrastructure WA Pty Ltd	Australia	100	100
The following table presents details of material or significant non-wholly owned subsidiaries of our partnership:

		Country of incorporation	Effective Ownership Interest (%)		Voting interest (%)
Defined Name	Name of entity		2024	2023	2024	2023
Utilities
U.K. regulated distribution operation	BUUK Infrastructure No 1 Limited	U.K.	80	80	80	80
Brazilian regulated gas transmission operation	Nova Transportadora do Sudeste S.A.(1)	Brazil	31	31	92	92
Colombian natural gas distribution operation	Vanti S.A. ESP(1)	Colombia	21	21	75	75
Brazilian electricity transmission operation	Transmissora Sertaneja de Eletricidade S.A.(1),(2) Chimarrão Transmissora de Energia S.A.(1),(2)	Brazil	31	31	100	100
European residential infrastructure operation	Thermondo GmbH	Germany	14	13	57	55
North American residential decarbonization infrastructure business	Enercare Inc.(1) Metergy Group Holdings Limited(1) Service Experts Holdings Limited(1)	Canada U.S.	26	26	100	100
North American residential decarbonization infrastructure business	HomeServe USA Holding Corp(1),(2)	U.S.	26	26	100	100
European residential decarbonization infrastructure business	HomeServe Limited(1),(2)	U.K.	25	25	100	100
Indian gas transmission operation	Pipeline Infrastructure Limited(1)	India	21	21	100	100
Transport
North American rail operation	Genesee & Wyoming Inc.(1)	U.S.	9	9	72	72
U.K. ports operation	PD Ports Limited(1)	U.K.	59	59	100	100
Australian port operation	Linx Cargo Care Group Pty Ltd(1),(3)	Australia	27	27	100	100

		Country of incorporation	Effective Ownership Interest (%)		Voting interest (%)
Defined Name	Name of entity		2024	2023	2024	2023
Global intermodal logistics operation	Triton International Limited(1),(2)	Bermuda	27	28	100	100
Midstream
North American gas storage operation	Warwick Gas Storage L.P.(1)	Canada	25	25	100	100
North American gas storage operation	Lodi Gas Storage LLC(1)	U.S.	40	40	100	100
North American gas storage operation	Rockpoint Gas Storage Partners L.P.(1)	U.S.	40	40	100	100
Canadian diversified midstream operation	Inter Pipeline Ltd.(1)	Canada	56	56	100	100
Canadian natural gas gathering and processing operation	NorthRiver Midstream Inc.(1)	Canada	29	29	100	100
Data
U.S. colocation data center operation	Evoque Consolidated Holdings LLC(1) Phoenix Data Center Holdings LLC(1),(2)	U.S.	29	29	100	100
Australian data center operation	Ruby Pooling Hold Trust(1)	Australia	29	29	100	100
Indian telecom tower operation	Summit Digitel Infrastructure Limited(1),(3) Crest Digitel Private Limited(1),(3) Elevar Digitel Infrastructure Private Limited(1),(2),(4)	India	16	16	100	100
U.K. wireless infrastructure operation	Westray BidCo Limited(1)	U.K.	24	24	100	100
European hyperscale data center platform	Cumulus SA (together with its subsidiaries “Data4 Group” or “Data4”)(1),(2)	Luxembourg	18	19	100	100
Corporate
Holding LP	Brookfield Infrastructure L.P.	Bermuda	70	70	100	100

(1)For the above noted subsidiaries, our partnership has entered into voting arrangements to provide our partnership with the ability to direct the relevant activities of the investee. Our partnership controls these investees given that our partnership is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. Our partnership exercises judgment to determine the level of variability that will achieve control over an investee, particularly in circumstances where our partnership’s voting interest differs from its ownership interest in an investee. The following were considered to determine whether our partnership controls these investees: the degree of power (if any) held by other investors, the degree of exposure to variability of each investor, the determination of whether any general partner removal rights are substantive and the purpose and design of the investee.
(2)See Note 7, Acquisition of Businesses, for further details.
(3)See Note 5, Disposition of Businesses, for further details.
(4)Formerly known as ATC Telecom Infrastructure Private Limited.